Investments in Associates - Insurance and reinsurance associates and joint ventures (Details) - USD ($) $ in Millions					1 Months Ended	12 Months Ended
	Jul. 14, 2021	Jun. 17, 2021	Jun. 16, 2021	Mar. 31, 2020	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Go Digit Infoworks Services Private Limited
Investments in Associates
Ownership percentage					49.00%
Insurance and reinsurance companies
Investments in Associates
Fair value of investments in associates							$ 1,541.5
Insurance and reinsurance companies | OMERS | Eurolife ERB Insurance Group Holdings S.A.
Investments in Associates
Proportion of ownership interest in joint venture							80.00%
Insurance and reinsurance companies | Eurobank Ergasias S.A | Eurolife ERB Insurance Group Holdings S.A.
Investments in Associates
Proportion of ownership interest in joint venture							20.00%
Insurance and reinsurance companies | OMERS
Investments in Associates
Proportion of ownership interest in joint venture							62.50%
Insurance and reinsurance companies | Go Digit Infoworks Services Private Limited
Investments in Associates
Ownership percentage						49.00%	49.00%
Fair value of investments in associates						$ 498.3	$ 120.5
Maximum percentage of equity interest allowed under Indian law						74.00%
Insurance and reinsurance companies | Eurolife ERB Insurance Group Holdings S.A.
Investments in Associates
Ownership percentage	80.00%						50.00%
Fair value of investments in associates							$ 457.9
Insurance and reinsurance companies | Singapore Reinsurance Corporation Limited (Singapore Re)
Investments in Associates
Ownership percentage		94.00%	28.20%
Insurance and reinsurance companies | RiverStone Barbados
Investments in Associates
Ownership percentage				60.00%			60.00%
Fair value of investments in associates				$ 605.0			$ 729.5